UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Truepoint, Inc.
Address: 4901 Hunt Road, Suite 200
         Cincinniti, OH  45242

13F File Number:  028-13017

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Janel E. Carroll
Title:     Chief Compliance Officer
Phone:     513-792-6648

Signature, Place, and Date of Signing:

      /s/  Janel E. Carroll     Cincinnati, OH     August 03, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     20

Form13F Information Table Value Total:     $192,020 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CINCINNATI FINL CORP           COM              172062101      270    12120 SH       SOLE                        0        0    12120
CONSTELLATION ENERGY PRTNR L   COM UNIT LLC B   21038E101       86    35707 SH       SOLE                        0        0    35707
GENERAL ELECTRIC CO            COM              369604103      301    25720 SH       SOLE                        0        0    25720
ISHARES TR                     RUSSELL 3000     464287689     2185    40574 SH       SOLE                   470217        0        0
ISHARES TR                     DJ US INDEX FD   464287846      904    19922 SH       SOLE                    19922        0        0
ISHARES TR                     MSCI GRW IDX     464288885    19649   425401 SH       SOLE                   425401        0        0
ISHARES TR                     MSCI EAFE IDX    464287465     3670    80132 SH       SOLE                   801132        0        0
ISHARES TR                     MSCI EMERG MKT   464287234      622    19307 SH       SOLE                    19307        0        0
ISHARES TR                     RUSSELL1000GRW   464287614     3373    82199 SH       SOLE                    82199        0        0
ISHARES TR                     RUSL 2000 VALU   464287630      303     6515 SH       SOLE                     6515        0        0
PROCTER & GAMBLE CO            COM              742718109     8613   168547 SH       SOLE                        0        0   168547
SPDR SERIES TRUST              DJ REIT ETF      78464A607      216     6372 SH       SOLE                     5760        0        0
VANGUARD BD INDEX FD INC       INTERMED TERM    921937819      353     4575 SH       SOLE                     4575        0        0
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827      229     2901 SH       SOLE                     2901        0        0
VANGUARD INDEX FDS             GROWTH ETF       922908736    13965   322195 SH       SOLE                   322195        0        0
VANGUARD INDEX FDS             MCAP GR IDXVIP   922908538    25701   668427 SH       SOLE                   668427        0        0
VANGUARD INDEX FDS             REIT ETF         922908553    17546   566025 SH       SOLE                   566025        0        0
VANGUARD INDEX FDS             STK MRK ETF      922908769    93336  2017923 SH       SOLE                  2017923        0        0
VANGUARD TAX-MANAGED FD        EUROPE PAC ETF   921943858      425    14906 SH       SOLE                    14906        0        0
VANGUARD WORLD FD              MEGA VALUE 300   921910840      273     9263 SH       SOLE                     9263        0        0